Issued Capital and Reserves - Additional Information (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions					12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jan. 01, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Percentage of withholding tax dividends for residents					13.00%			9.00%
Percentage of withholding tax dividends for non residents					15.00%
Percentage of withholding tax rate for intercompany dividends				0.00%
Percentage of controlling interest in the share capital of the company (Russian or foreign) of the dividend payer				50.00%
Description of withholding tax rate on intercompany dividend					Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the company (Russian or foreign) of the dividend payer for a period over one year and the residence of the dividend distribution foreign company is not included into the Ministry of Finance offshore list. Herewith 0% tax rate is not applicable to the income received by foreign entities that are recognized as Russian residents in accordance with the Russian Tax Code.
Dividends declared to non-controlling interest	₽ 359.0	₽ 3.0	₽ 0.3		₽ 359.0	₽ 3.0
Dividends declared to shareholders of Mechel PAO	₽ 856.0	₽ 4.0	₽ 4.0		856.0	5.0	₽ 4.0
Dividends declared to shareholders of Mechel PAO, per share	₽ 10.28	₽ 0.05	₽ 0.05
Carrying value of acquisition of non-controlling interests					₽ (3,358.0)	₽ 0.0	₽ (112.0)
Number of dilutive securities issued					0	0	0
Subsidiary one [member]
Disclosure of classes of share capital [line items]
Percentage of non-controlling interests acquired					2.53%		22.95%
Subsidiary two [member]
Disclosure of classes of share capital [line items]
Percentage of non-controlling interests acquired					0.21%		0.04%
Subsidiary three [member]
Disclosure of classes of share capital [line items]
Percentage of non-controlling interests acquired							0.39%
Equity attributable to shareholders of Mechel PAO [member]
Disclosure of classes of share capital [line items]
Dividends declared to shareholders of Mechel PAO					₽ 856.0	₽ 5.0	₽ 4.0
Carrying value of acquisition of non-controlling interests					(3,948.0)	4.0	2,730.0
Non-controlling interest [member]
Disclosure of classes of share capital [line items]
Dividends declared to non-controlling interest					359.0	3.0
Carrying value of acquisition of non-controlling interests					₽ 590.0	₽ (4.0)	₽ (2,842.0)
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares					416,270,745
Nominal value of shares					₽ 10
Number of additional common shares authorized to issue					81,698,341
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares					138,756,915
Nominal value of shares					₽ 10
Percentage of preferred shares in share capital					25.00%
Percentage of dividend yield paid per one preferred share					20.00%
Number of shares issued					138,756,915
Number of shares outstanding					83,254,149
Number of treasury shares					55,502,766